Gain (Loss) on Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 13,804	$ 1,112
Gains (losses) on financial liabilities at fair value through profit or loss	(90,612)	(17,279)
Gains (losses) on financial assets and liabilities at fair value through profit or loss	(76,808)	(16,167)
Gold Notes
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	(24,093)	(20,275)
Convertible Debentures
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	0	565
Unlisted Warrants
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	0	466
Listed Warrants
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial liabilities at fair value through profit or loss	(66,519)	1,965
Denarius Common Shares
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	1,713	895
Denarius Convertible Debenture
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	5,661	2,071
Denarius Warrants
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	8	(98)
Embedded derivative asset in Senior Notes
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	7,505	(1,760)
Other Gain (Loss) on Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ (1,083)	$ 4